SMALLCAP World Fund®
Investment portfolio
June 30, 2019
unaudited
Common stocks 91.33% Information technology 20.62%	Shares	Value (000)
RingCentral, Inc., Class A1	4,741,200	$544,859
MongoDB, Inc., Class A1,2	3,110,992	473,151
Paycom Software, Inc.[1]	1,755,544	398,017
Alteryx, Inc., Class A1	3,209,696	350,242
WiseTech Global Ltd.	13,554,747	263,691
Network International Holdings PLC[1,3]	32,860,589	247,467
SimCorp AS3	2,090,651	202,245
Smartsheet Inc., Class A1	3,905,000	189,002
DocuSign, Inc.[1]	3,621,737	180,037
Yext, Inc.[1,3]	8,661,274	174,005
EPAM Systems, Inc.[1]	961,200	166,384
Square, Inc., Class A1	2,274,730	164,986
Halma PLC	6,176,087	158,435
Wix.com Ltd.[1]	1,036,000	147,216
Jenoptik AG3	4,470,200	144,613
Netcompany Group AS, non-registered shares[1,3]	3,574,913	143,995
Ceridian HCM Holding Inc.[1]	2,851,343	143,137
Alarm.Com Holdings, Inc.[1,3]	2,520,700	134,857
Cree, Inc.[1]	2,211,622	124,249
Elastic NV, non-registered shares[1,2]	1,661,900	124,077
Bechtle AG, non-registered shares	1,079,452	123,972
Euronet Worldwide, Inc.[1]	735,490	123,739
Net One Systems Co., Ltd.[3]	4,459,058	122,628
Bottomline Technologies, Inc.[1,3]	2,648,000	117,148
SUNeVision Holdings Ltd.[2,3]	128,214,000	111,609
InterXion Holding NV, non-registered shares[1]	1,440,000	109,570
Acacia Communications, Inc.[1,3]	2,299,000	108,421
Anaplan, Inc.[1]	2,125,069	107,252
Qorvo, Inc.[1]	1,585,104	105,584
Globant SA1	1,036,000	104,688
Avalara, Inc.[1]	1,448,000	104,546
CANCOM SE, non-registered shares[3]	1,928,860	102,471
HubSpot, Inc.[1]	590,748	100,734
Douzone Bizon Co., Ltd.[3]	1,842,408	99,249
Vanguard International Semiconductor Corp.	47,232,575	99,150
Hamamatsu Photonics KK	2,501,580	97,335
Carel Industries SpA[3]	7,820,849	95,156
Kingdee International Software Group Co. Ltd.[2]	87,603,093	94,761
LiveRamp Holdings, Inc.[1]	1,922,300	93,193
Inphi Corp.[1]	1,702,364	85,288
Everbridge, Inc.[1]	817,719	73,120
CDW Corp.	650,000	72,150
Okta, Inc., Class A1	581,800	71,858
SVMK Inc.[1]	4,200,030	69,343
BE Semiconductor Industries, NV	2,552,400	65,709
Bravura Solutions Ltd.[3]	19,125,000	65,254
Nuance Communications, Inc.[1]	3,931,000	62,778
SMALLCAP World Fund — Page 1 of 24

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
MKS Instruments, Inc.	801,256	$62,410
Sansan, Inc.[1,2]	1,181,400	62,240
Kinaxis Inc.[1]	996,318	62,135
Coupa Software Inc.[1]	475,320	60,180
Viavi Solutions Inc.[1]	4,513,600	59,986
AAC Technologies Holdings Inc.	9,406,000	53,401
Sabre Corp.	2,320,882	51,524
Autodesk, Inc.[1]	310,000	50,499
eMemory Technology Inc.[3]	4,024,334	49,107
Avast PLC	12,766,000	48,637
Temenos AG	270,000	48,305
Megaport Ltd.[1,3]	10,521,178	48,233
RealPage, Inc.[1]	817,910	48,134
Endurance International Group Holdings, Inc.[1,3]	9,707,399	46,596
Endava PLC, Class A (ADR)[1]	1,116,479	44,927
Pegasystems Inc.	605,000	43,082
Cognex Corp.	800,000	38,384
Cision Ltd.[1]	3,247,000	38,087
Trimble Inc.[1]	840,000	37,892
Semtech Corp.[1]	774,000	37,191
X-FAB Silicon Foundries SE1,2	6,500,519	36,589
Silicon Laboratories Inc.[1]	341,000	35,259
Maxlinear, Inc.[1]	1,500,000	35,160
Money Forward, Inc.[1]	1,059,052	34,969
MACOM Technology Solutions Holdings, Inc.[1]	2,311,100	34,967
Nemetschek SE	569,400	34,283
Teradata Corp.[1]	935,800	33,548
Lumentum Holdings Inc.[1]	624,000	33,328
Topcon Corp.	2,609,705	32,629
Vista Group International Ltd.	7,950,000	32,312
Dolby Laboratories, Inc., Class A	500,000	32,300
Instructure, Inc.[1]	750,359	31,890
BlackLine, Inc.[1]	595,000	31,838
Renishaw PLC	525,000	28,389
Atea ASA	2,085,728	28,362
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	12,685,500	25,885
2U, Inc.[1,2]	665,500	25,049
Zendesk, Inc.[1]	273,000	24,305
Faraday Technology Corp.[3]	15,370,000	23,902
Disco Corp. (Japan)	143,900	23,597
AIXTRON SE1,2	2,434,518	23,237
Kingboard Holdings Ltd.	8,260,000	22,998
RAKUS Co., Ltd.[2]	933,465	22,580
Fair Isaac Corp.[1]	71,900	22,578
ALTEN SA, non-registered shares	176,886	21,200
Versum Materials, Inc.	410,000	21,148
TravelSky Technology Ltd., Class H	9,960,000	20,018
ASM Pacific Technology Ltd.	1,916,300	19,625
Accesso Technology Group PLC[1,2,3]	2,185,500	19,151
Novanta Inc.[1]	201,300	18,983
SYNNEX Corp. (USA)	192,500	18,942
Venustech Group Inc., Class A	4,797,208	18,789
oRo Co., Ltd.[2]	804,200	18,245
Veeco Instruments Inc.[1]	1,490,000	18,208
Nordic Semiconductor ASA[1,2]	4,218,808	17,705
SMALLCAP World Fund — Page 2 of 24

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
CoreLogic, Inc.[1]	415,000	$ 17,359
Finisar Corp.[1]	755,000	17,267
Pagerduty, Inc.[1,2]	313,200	14,736
INFICON Holding AG	23,396	14,272
TOTVS SA, ordinary nominative	1,225,000	14,027
Nohmi Bosai Ltd.	636,600	13,581
Flex Ltd.[1]	1,394,400	13,344
Humanica PCL[3]	50,840,900	13,097
Lightspeed POS Inc., subordinate voting shares[1]	463,700	12,892
Diebold Nixdorf, Inc.[1]	1,370,000	12,549
WIN Semiconductors Corp.	1,958,358	12,547
Siltronic AG	165,000	12,053
Tufin Software Technologies Ltd.[1]	464,100	12,016
TTM Technologies, Inc.[1]	1,167,000	11,903
Fortnox AB	776,611	11,725
Zebra Technologies Corp., Class A1	55,000	11,522
WANdisco PLC[1]	1,615,173	9,230
Double Standard Inc.[2]	181,100	7,223
StoneCo Ltd., Class A1	200,000	5,916
Foursquare Labs, Inc., Series A4,5,6	1,970,385	5,897
Domo, Inc., Class B1	197,669	5,400
VTech Holdings Ltd.	454,000	4,062
Tenable Holdings, Inc.[1]	113,000	3,225
Talend SA (ADR)[1]	81,500	3,145
Catcher Technology Co., Ltd.	407,000	2,916
AGTech Holdings Ltd.[1]	23,640,000	1,453
		9,237,646
Health care 16.90%
Insulet Corp.[1,3]	4,696,019	560,611
GW Pharmaceuticals PLC (ADR)[1,3]	2,412,980	415,974
Molina Healthcare, Inc.[1]	2,841,997	406,803
Bluebird Bio, Inc.[1]	1,967,720	250,294
NovoCure Ltd.[1]	3,780,597	239,047
Notre Dame Intermédica Participações S.A.	22,663,749	237,972
Haemonetics Corp.[1]	1,974,000	237,551
CONMED Corp.[3]	2,258,462	193,257
Centene Corp.[1]	2,918,878	153,066
Allakos Inc.[1,2,3]	3,449,859	149,482
Integra LifeSciences Holdings Corp.[1]	2,646,505	147,807
Allogene Therapeutics, Inc.[1,2]	4,786,670	128,522
Allogene Therapeutics, Inc.[1]	653,594	17,549
PRA Health Sciences, Inc.[1]	1,329,500	131,820
Amplifon SpA	5,551,000	129,776
Ultragenyx Pharmaceutical Inc.[1]	1,933,070	122,750
DexCom, Inc.[1]	805,000	120,621
WellCare Health Plans, Inc.[1]	413,000	117,734
Fisher & Paykel Healthcare Corp. Ltd.	11,321,435	117,585
iRhythm Technologies, Inc.[1,3]	1,456,450	115,176
Galapagos NV1	840,989	108,491
Natera, Inc.[1,3]	3,826,949	105,547
Exact Sciences Corp.[1]	890,000	105,056
Wright Medical Group NV1	3,351,887	99,953
Nakanishi Inc.[3]	5,332,700	97,884
Vitrolife AB	5,002,795	97,511
SMALLCAP World Fund — Page 3 of 24

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
China Biologic Products Holdings, Inc.[1,2]	1,002,100	$95,500
Glaukos Corp.[1]	1,150,322	86,734
Mani, Inc.	1,337,000	85,690
Cortexyme, Inc.[1,3,4,7]	1,560,515	62,357
Cortexyme, Inc.[1,2,3]	512,157	21,772
Medacta Group SA1	920,500	83,168
LivaNova PLC[1]	1,082,800	77,918
Madrigal Pharmaceuticals, Inc.[1,2]	732,647	76,789
Fleury SA, ordinary nominative	13,693,000	76,133
Osstem Implant Co., Ltd.[1,3]	1,142,821	74,133
AnaptysBio, Inc.[1]	1,256,000	70,864
NuVasive, Inc.[1]	1,166,000	68,258
Encompass Health Corp.	1,029,400	65,223
Hikma Pharmaceuticals PLC	2,641,100	57,757
Sysmex Corp.	859,000	55,987
OdontoPrev SA, ordinary nominative	11,606,500	55,192
Rubius Therapeutics, Inc.[1,2]	2,306,000	36,273
Rubius Therapeutics, Inc.[1]	1,172,792	18,448
Incyte Corp.[1]	640,000	54,374
Gossamer Bio, Inc.[1]	2,262,851	50,190
MorphoSys AG, non-registered shares[1]	510,875	49,058
CellaVision AB, non-registered shares[3]	1,365,123	46,822
Dechra Pharmaceuticals PLC	1,341,000	46,764
BioMarin Pharmaceutical Inc.[1]	531,500	45,523
Abcam PLC	2,420,000	45,300
Agilon Health TopCo, Inc.[1,4,5,6]	118,513	44,817
Cansino Biologics Inc., Class H1,3	10,370,800	44,209
Editas Medicine, Inc.[1]	1,760,000	43,542
Penumbra, Inc.[1,2]	265,244	42,439
Hypera SA, ordinary nominative	5,275,783	41,204
Biohaven Pharmaceutical Holding Co. Ltd.[1]	933,000	40,856
Metropolis Healthcare Ltd.[1,3]	2,809,350	39,531
Revenio Group OYJ, non-registered shares[3]	1,713,820	38,976
CompuGroup Medical SE	478,500	38,631
Cellectis SA (ADR)[1,3]	1,240,592	19,353
Cellectis SA, non-registered shares[1,2,3]	1,124,273	17,310
Carl Zeiss Meditec AG, non-registered shares	368,406	36,341
Diplomat Pharmacy, Inc.[1,3]	5,955,456	36,269
Teladoc Health, Inc.[1,2]	540,000	35,861
Autolus Therapeutics PLC (ADR)[1,2]	2,162,777	34,821
Divi’s Laboratories Ltd.	1,500,000	34,702
CryoLife, Inc.[1]	1,125,904	33,698
Genomma Lab Internacional, SAB de CV, Series B1	35,953,000	32,630
Corindus Vascular Robotics, Inc.[1,3,4,6,7]	10,872,716	31,105
Flexion Therapeutics, Inc.[1,2,3]	2,510,700	30,882
Genmab A/S1	165,000	30,340
Adaptimmune Therapeutics PLC (ADR)[1,3]	7,419,700	29,827
Adaptive Biotechnologies Corp.[1]	600,000	28,980
Clovis Oncology, Inc.[1,2]	1,879,037	27,941
Bausch Health Companies Inc.[1]	1,100,000	27,742
NuCana PLC (ADR)[1,2,3]	2,542,628	26,392
Revance Therapeutics, Inc.[1]	2,010,000	26,070
Spark Therapeutics, Inc.[1]	238,020	24,369
WuXi Biologics (Cayman) Inc.[1]	2,672,000	23,995
Krka, dd, Novo mesto	335,262	23,941
SMALLCAP World Fund — Page 4 of 24

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Vocera Communications, Inc.[1,2]	734,241	$ 23,437
Acerta Pharma BV1,4,5,6	195,556,815	23,310
Ironwood Pharmaceuticals, Inc., Class A1	2,030,000	22,208
Neurocrine Biosciences, Inc.[1]	258,000	21,783
Grifols, SA, Class B (ADR)	616,400	13,006
Grifols, SA, Class A, non-registered shares	270,000	7,982
Avita Medical Ltd.[1]	70,000,000	20,640
Hutchison China MediTech Ltd. (ADR)[1,2]	913,507	20,097
Xenon Pharmaceuticals Inc.[1,3]	2,019,226	19,910
WIN-Partners Co., Ltd.[3]	1,817,600	19,337
Hugel, Inc.[1]	51,457	18,700
Guardant Health, Inc.[1,2]	213,033	18,391
Neuronetics, Inc.[1,3]	1,444,300	18,068
Piramal Enterprises Ltd.	638,707	18,010
AddLife AB, Class B	561,853	17,546
Unity Biotechnology, Inc.[1,2]	1,835,000	17,433
Intercept Pharmaceuticals, Inc.[1,2]	213,137	16,959
Hua Medicine[1]	17,799,000	16,063
Hangzhou Tigermed Consulting Co., Ltd., Class A1	1,404,768	15,769
Agios Pharmaceuticals, Inc.[1]	283,400	14,136
Nevro Corp.[1]	160,000	10,373
STAAR Surgical Co.[1]	350,800	10,307
Alnylam Pharmaceuticals, Inc.[1]	137,700	9,992
Genfit SA (ADR)[1,2]	247,100	4,880
Genfit SA, non-registered shares[1,2]	231,273	4,634
Shockwave Medical, Inc.[1,2]	150,000	8,564
Sosei Group Corp.[1,2]	388,500	8,536
Global Blood Therapeutics, Inc.[1]	160,000	8,416
Precision Biosciences, Inc.[1]	625,000	8,281
Asahi Intecc Co., Ltd.	305,400	7,518
CRISPR Therapeutics AG1,2	138,000	6,500
Genus PLC	191,000	6,423
EM Systems Co., Ltd.	277,600	4,246
Paramount Bed Holdings Co., Ltd.	107,500	4,088
MicroPort Scientific Corp.[2]	5,119,000	3,801
Neovasc Inc.[1,3]	4,689,492	2,264
BioCryst Pharmaceuticals, Inc.[1]	341,321	1,294
Chemed Corp. (USA)	925	333
		7,574,075
Consumer discretionary 15.36%
Takeaway.com NV1,3	3,139,600	294,171
ServiceMaster Global Holdings, Inc.[1]	4,625,000	240,916
Strategic Education, Inc.[3]	1,231,095	219,135
Evolution Gaming Group AB3	10,758,370	212,940
Dollarama Inc.	6,015,000	211,608
Ocado Group PLC[1]	13,103,000	194,191
Floor & Decor Holdings, Inc., Class A1,2	4,170,300	174,736
Five Below, Inc.[1]	1,383,402	166,036
Domino’s Pizza, Inc.	581,761	161,892
Grand Canyon Education, Inc.[1]	1,359,000	159,030
TopBuild Corp.[1,3]	1,783,600	147,611
MercadoLibre, Inc.[1]	238,100	145,662
Mattel, Inc.[1,2]	12,260,000	137,435
Wyndham Hotels & Resorts, Inc.	2,413,000	134,501
SMALLCAP World Fund — Page 5 of 24

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
GVC Holdings PLC	15,918,489	$131,766
Trainline PLC[1]	23,092,914	120,871
Pool Corp.	594,000	113,454
Ace Hardware Indonesia Tbk PT	855,750,000	109,638
Melco International Development Ltd.	46,191,000	102,414
Jumbo SA	5,124,161	99,054
KB Home	3,829,000	98,520
Domino’s Pizza Group PLC[3]	27,307,815	96,409
Gentex Corp.	3,909,134	96,204
Moncler SpA	2,120,000	90,641
Luckin Coffee Inc., Class A (ADR)[1,2,3]	4,534,084	88,369
Helen of Troy Ltd.[1]	649,000	84,753
Endurance Technologies Ltd.	5,180,990	83,643
Garrett Motion Inc.[1,3]	4,344,700	66,691
ASOS PLC[1]	2,018,023	65,351
Hilton Grand Vacations Inc.[1]	1,909,022	60,745
Dine Brands Global, Inc.[2]	615,599	58,771
Canada Goose Holdings Inc., subordinate voting shares (CAD denominated)[1]	1,172,000	45,366
Canada Goose Holdings Inc., subordinate voting shares[1,2]	343,000	13,284
zooplus AG, non-registered shares[1,2,3]	425,118	57,912
Cedar Fair, LP	1,206,000	57,514
Vivo Energy PLC	33,501,387	56,415
Tongcheng-Elong Holdings Ltd.[1,2]	27,964,000	55,486
Party City Holdco Inc.[1,3]	7,489,459	54,898
Momo.com Inc.	6,458,000	54,580
Freni Brembo SpA	4,716,549	54,329
Brunello Cucinelli SpA	1,608,281	54,242
Lennar Corp., Class A	1,058,458	51,293
Lennar Corp., Class B	21,169	815
Thor Industries, Inc.	890,000	52,021
Nien Made Enterprise Co., Ltd.	6,755,000	50,783
MakeMyTrip Ltd., non-registered shares[1]	1,883,723	46,716
MGM China Holdings, Ltd.[2]	27,451,200	46,667
Toll Brothers, Inc.	1,272,000	46,581
Revolve Group, Inc., Class A1,2	1,348,700	46,530
Delta Corp. Ltd.[3]	18,543,105	45,936
Kontoor Brands, Inc.[1]	1,626,490	45,574
CVC Brasil Operadora e Agência de Viagens SA, ordinary nominative	3,451,000	44,756
International Game Technology PLC	3,208,000	41,608
Adtalem Global Education Inc.[1]	900,000	40,545
Map Aktif Adiperkasa Tbk PT1	97,276,000	39,936
Kindred Group PLC (SDR)	4,605,000	39,057
Ollie’s Bargain Outlet Holdings, Inc.[1]	415,000	36,151
TUI AG	3,680,885	36,106
Spin Master Corp., subordinate voting shares[1]	1,245,900	36,029
Etsy, Inc.[1]	580,000	35,595
Cie. Plastic Omnium SA	1,282,500	33,440
M.D.C. Holdings, Inc.	967,528	31,716
Shop Apotheke Europe NV, non-registered shares[1,2,3]	804,857	31,483
Six Flags Entertainment Corp.	600,000	29,808
Caesars Entertainment Corp.[1]	2,500,000	29,550
IDP Education Ltd.	2,365,000	29,322
Del Taco Restaurants, Inc.[1,3]	2,277,176	29,193
MIPS AB3	1,396,751	27,856
Cavco Industries, Inc.[1]	170,870	26,919
SMALLCAP World Fund — Page 6 of 24

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Signet Jewelers Ltd.	1,500,000	$26,820
Lands’ End, Inc.[1,2,3]	2,175,000	26,579
Jumbo Interactive Ltd.	1,853,590	26,221
Hoteles City Express, SAB de CV1,3	24,121,157	25,939
Aritzia Inc., subordinate voting shares[1]	1,977,000	25,332
Winnebago Industries, Inc.	650,000	25,123
POYA International Co., Ltd.	1,855,527	25,091
YETI Holdings, Inc.[1,2]	866,000	25,071
Moneysupermarket.com Group PLC	4,755,500	24,900
Shangri-La Asia Ltd.	19,564,000	24,669
Century Communities, Inc.[1]	911,000	24,214
Casio Computer Co., Ltd.	1,950,000	24,200
William Hill PLC	12,008,000	23,568
WH Smith PLC	935,000	23,392
Bright Horizons Family Solutions Inc.[1]	155,000	23,385
Cyrela Brazil Realty SA, ordinary nominative	4,230,900	22,918
Cuckoo Homesys Co., Ltd.	498,945	21,908
China MeiDong Auto Holdings Ltd.[2]	31,444,000	21,897
Relaxo Footwears Ltd.	3,454,000	21,699
Thule Group AB	863,000	21,319
Harley-Davidson, Inc.	592,000	21,211
Bloomin’ Brands, Inc.	1,121,000	21,198
D.R. Horton, Inc.	490,000	21,134
IAA, Inc.[1]	531,000	20,592
Planet Fitness, Inc., Class A1	275,700	19,972
Gestamp Automocion SA, non-registered shares	3,350,000	19,827
Cooper Tire & Rubber Co.	616,000	19,435
American Outdoor Brands Corp.[1]	2,107,000	18,984
Cairn Homes PLC[1]	13,905,000	18,752
Page Industries Ltd.	60,000	17,890
Arco Platform Ltd., Class A1	404,332	17,702
Melco Resorts & Entertainment Ltd. (ADR)	800,000	17,376
Hostelworld Group PLC[3]	7,645,662	17,283
Graham Holdings Co., Class B	25,000	17,251
Ctrip.com International, Ltd. (ADR)[1]	464,000	17,126
B2W - Cia. Digital, ordinary nominative[1]	2,005,000	17,085
Gourmet Master Co. Ltd.[1]	2,930,000	16,367
NAN LIU Enterprise Co., Ltd.	3,090,000	16,266
Beazer Homes USA, Inc.[1,3]	1,659,813	15,951
Nifco Inc.	644,000	15,942
Man Wah Holdings Ltd.	35,178,800	15,492
Countryside Properties PLC	4,034,745	15,290
Greggs PLC	513,300	14,980
Samsonite International SA	6,180,260	14,177
Cuckoo Holdings Co., Ltd.	118,210	14,128
Merlin Entertainments PLC	2,330,000	13,289
Williams-Sonoma, Inc.	200,000	13,000
Tile Shop Holdings, Inc.[3]	3,158,000	12,632
Bygghemma Group First AB1,2	2,980,102	12,355
Paltac Corp.	223,300	12,261
Viomi Technology Co., Ltd. (ADR)[2]	1,348,200	10,934
Quotient Technology Inc.[1]	1,000,000	10,740
AcadeMedia AB1	1,857,288	10,460
Dalata Hotel Group PLC	1,942,385	10,392
Mercari, Inc.[1,2]	355,038	9,411
SMALLCAP World Fund — Page 7 of 24

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Zhongsheng Group Holdings Ltd.[2]	3,120,000	$ 8,687
Chow Sang Sang Holdings International Ltd.	5,857,700	8,623
Bloomberry Resorts Corp.	38,869,200	8,573
Tiffany & Co.	90,000	8,428
Piaggio & C. SpA	2,650,000	7,780
TAKKT AG	500,500	7,285
Westwing Group AG, non-registered shares[1]	952,000	6,928
Varroc Engineering Ltd.[1]	1,006,834	6,917
Dustin Group AB	683,989	6,290
Ryohin Keikaku Co., Ltd.	34,800	6,281
POLYTEC Holding AG, non-registered shares[2]	585,445	5,832
DFS Furniture PLC	1,805,000	5,822
Sabina PCL	6,000,000	5,331
Greene King PLC	670,000	5,258
Lojas Americanas SA, ordinary nominative	1,232,000	4,229
Cox & Kings Ltd.[4]	7,500,000	3,599
Seria Co., Ltd.	147,191	3,398
At Home Group Inc.[1]	492,558	3,280
Detsky Mir PJSC	1,070,830	1,453
BNN Technology PLC[1,3,4,5]	19,007,000	1,052
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	861
Sonos, Inc.[1]	23,056	261
		6,880,468
Industrials 14.69%
IMCD NV3	2,651,856	243,043
Spirax-Sarco Engineering PLC	2,028,028	236,559
MonotaRO Co., Ltd.	8,596,900	209,391
BELIMO Holding AG3	31,028	190,707
Rheinmetall AG	1,550,450	189,789
NIBE Industrier AB, Class B	12,762,000	186,837
frontdoor, inc.[1]	4,221,000	183,825
VARTA AG, non-registered shares[1,3]	2,931,768	182,021
Rexnord Corp.[1,3]	5,608,000	169,474
Nihon M&A Center Inc.	6,682,980	160,171
IDEX Corp.	875,000	150,622
Aalberts NV, non-registered shares	3,678,100	144,584
Bravida Holding AB3	16,173,198	143,338
Marel hf., non-registered shares (ISK denominated)	30,060,697	132,435
Marel hf., non-registered shares (EUR denominated)[1]	1,166,667	5,121
Aerojet Rocketdyne Holdings, Inc.[1]	2,958,046	132,432
Harmonic Drive Systems Inc.[2]	3,198,900	123,280
Nolato AB, Class B	1,883,840	114,923
Wizz Air Holdings PLC[1]	2,630,000	113,860
Watsco, Inc.	680,000	111,200
Diploma PLC	5,391,120	104,888
Havells India Ltd.	8,926,000	101,658
TechnoPro Holdings, Inc.[3]	1,873,600	99,402
VAT Group AG	786,545	96,888
I.M.A. Industria Macchine Automatiche SpA[2]	1,160,266	96,114
TransDigm Group Inc.[1]	190,000	91,922
Boyd Group Income Fund	713,930	90,210
Tomra Systems ASA	2,660,900	87,465
Waste Connections, Inc.	840,000	80,287
SiteOne Landscape Supply, Inc.[1]	1,150,700	79,744
SMALLCAP World Fund — Page 8 of 24

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
BWX Technologies, Inc.	1,529,475	$79,686
Curtiss-Wright Corp.	587,500	74,689
Oshkosh Corp.	887,207	74,073
Continental Building Products, Inc.[1,3]	2,780,700	73,883
International Container Terminal Services, Inc.	25,753,786	73,589
Meggitt PLC	10,515,504	69,976
Graco Inc.	1,374,000	68,947
Matson, Inc.	1,729,000	67,172
ManpowerGroup Inc.	683,000	65,978
Spirit Airlines, Inc.[1]	1,382,000	65,963
Masco Corp.	1,625,000	63,765
Grafton Group PLC, units	6,031,000	61,732
Kratos Defense & Security Solutions, Inc.[1]	2,449,800	56,076
Armstrong World Industries, Inc.	573,696	55,763
Coor Service Management Holding AB3	5,878,630	54,316
ABM Industries Inc.	1,300,000	52,000
Lifco AB, Class B	920,636	51,008
Bingo Industries Ltd.[2]	31,187,390	49,483
Barrett Business Services, Inc.[3]	590,000	48,734
Tsubaki Nakashima Co., Ltd.[2,3]	2,920,100	47,750
Air Lease Corp., Class A	1,089,700	45,048
Guangzhou Baiyun International Airport Co. Ltd., Class A	16,519,892	43,775
Avon Rubber PLC[3]	2,481,863	42,991
Grupo Aeroportuario del Pacífico, SAB de CV	4,049,929	42,175
Trust Tech Inc.[3]	2,876,200	40,816
Upwork Inc.[1]	2,473,256	39,770
Kingspan Group PLC	724,000	39,319
Rockwool International A/S, Class B	146,600	37,431
Nabtesco Corp.[2]	1,322,700	36,731
Instalco AB3	3,831,789	36,023
Altra Industrial Motion Corp.	1,000,000	35,880
Greaves Cotton Ltd.[3]	16,200,000	34,100
Interpump Group SpA	988,000	30,401
TKH Group NV, depository receipts	483,590	29,997
The Brink’s Co.	365,800	29,696
American Airlines Group Inc.	872,000	28,436
CoStar Group, Inc.[1]	50,000	27,703
Genesee & Wyoming Inc., Class A1	259,700	25,970
Kornit Digital Ltd.[1]	800,000	25,328
Fluor Corp.	705,000	23,751
Middleby Corp.[1]	168,500	22,865
Carborundum Universal Ltd.	4,365,000	22,585
Johnson Electric Holdings Ltd.	10,226,000	21,835
PayPoint PLC	1,757,834	21,654
Stericycle, Inc.[1]	430,000	20,532
Centre Testing International Group Co., Ltd.	12,837,075	20,186
Mullen Group Ltd.	2,736,000	19,848
Fluidra, SA, non-registered shares[1]	1,490,698	19,697
Sunny Friend Environmental Technology Co., Ltd.[1]	2,115,000	18,828
Cleanaway Waste Management Ltd. (Australia)	11,102,998	18,162
King Slide Works Co., Ltd.	1,817,000	17,930
JELD-WEN Holding, Inc.[1]	815,000	17,302
Befesa SA	430,000	17,113
Avis Budget Group, Inc.[1]	462,000	16,244
Embraer SA, ordinary nominative	3,085,000	15,594
SMALLCAP World Fund — Page 9 of 24

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Klingelnberg AG1	441,000	$ 15,405
Generac Holdings Inc.[1]	220,000	15,270
Seaspan Corp.[2]	1,500,000	14,715
PageGroup PLC	2,243,300	14,615
Alfen NV1,2,3	1,275,000	14,556
XP Power Ltd.	515,000	14,454
Addtech AB, Class B	463,259	14,068
Briggs & Stratton Corp.	1,331,000	13,629
Europcar Mobility Group SA2	1,771,000	12,616
BMC Stock Holdings, Inc.[1]	579,222	12,280
Sakai Moving Service Co., Ltd.	202,200	11,909
Sweco AB, Class B, non-registered shares	425,000	11,661
Indutrade AB	360,000	11,506
Hertz Global Holdings Inc.[1]	671,857	10,723
Japan Elevator Service Holdings Co., Ltd.[2]	416,400	10,532
J. Kumar Infraprojects Ltd.[3]	4,450,500	10,390
JGC Corp.	752,500	10,316
Daifuku Co., Ltd.	172,400	9,674
Trex Co., Inc.[1]	125,000	8,962
Troax Group AB	825,000	8,440
Grace Technology, Inc.[2]	336,200	8,092
DKSH Holding AG	113,787	6,667
Advanced Disposal Services, Inc.[1]	195,000	6,222
Fjord1 ASA[2]	1,110,000	5,166
Takeuchi Mfg. Co., Ltd.	275,000	4,910
Prosegur Compañía de Seguridad, SA	1,038,326	4,876
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	205,000	4,643
Elementia, SAB de CV1	8,919,553	4,006
		6,582,792
Financials 9.06%
Kotak Mahindra Bank Ltd.	18,292,040	391,426
RenaissanceRe Holdings Ltd.	1,058,600	188,441
Essent Group Ltd.[1]	3,797,535	178,446
Bajaj Finance Ltd.	3,257,000	173,689
MarketAxess Holdings Inc.	474,000	152,353
Cannae Holdings, Inc.[1,3]	5,137,578	148,887
SVB Financial Group[1]	606,500	136,214
Ares Management Corp., Class A	5,145,906	134,668
NMI Holdings, Inc.[1,3]	4,076,192	115,723
First Republic Bank	1,141,825	111,499
Bharat Financial Inclusion Ltd.[1,3]	8,324,779	107,642
Webster Financial Corp.	2,182,675	104,266
Capitec Bank Holdings Ltd.	1,123,983	103,639
AJ Bell PLC[2]	20,135,000	102,537
Trupanion, Inc.[1,2,3]	2,689,094	97,157
HDFC Asset Management Co., Ltd.	3,030,161	90,500
Moelis & Co., Class A	2,363,000	82,587
CenterState Bank Corp.	3,232,733	74,450
The Bank of N.T. Butterfield & Son Ltd.	2,004,880	68,086
Enstar Group Ltd.[1]	379,204	66,088
City Union Bank Ltd.	19,845,727	62,690
Seacoast Banking Corp. of Florida[1]	2,439,802	62,069
Noah Holdings Ltd., Class A (ADR)[1]	1,452,797	61,817
L&T Finance Holdings Ltd.	36,176,853	60,349
SMALLCAP World Fund — Page 10 of 24

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Green Dot Corp., Class A1	1,230,000	$ 60,147
Close Brothers Group PLC	3,290,562	59,089
TMX Group Ltd.	762,400	53,037
Radian Group Inc.	2,314,700	52,891
Fanhua Inc. (ADR)[2]	1,400,549	46,876
Bolsa Mexicana de Valores, SAB de CV, Series A	21,931,110	41,511
Euronext NV	540,039	40,867
EFG International AG	5,832,015	40,386
Netwealth Group Ltd.[2]	6,845,000	38,444
HUB24 Ltd.[3]	4,377,158	36,507
Legg Mason Partners Equity Fund	915,285	35,037
VZ Holding AG	124,000	33,979
White Mountains Insurance Group, Ltd.	33,000	33,708
Cholamandalam Investment and Finance Co., Ltd.	7,865,000	32,547
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares[1]	671,536	31,888
Focus Financial Partners Inc., Class A1	1,163,700	31,781
Uzabase, Inc.[1]	1,390,300	31,696
Waddell & Reed Financial, Inc., Class A	1,850,000	30,840
Indian Energy Exchange Ltd.	14,190,655	29,624
Umpqua Holdings Corp.	1,785,500	29,621
Sabre Insurance Group PLC	7,780,000	26,973
Janus Henderson Group PLC	1,200,041	25,681
Transaction Capital Ltd.	17,681,547	25,069
Boston Private Financial Holdings, Inc.	1,978,177	23,877
TCS Group Holding PLC (GDR)	994,736	19,497
TCS Group Holding PLC (GDR)[7]	212,489	4,165
Texas Capital Bancshares, Inc.[1]	370,000	22,707
Türkiye Garanti Bankasi AS1	14,352,206	22,555
MGIC Investment Corp.[1]	1,509,039	19,829
Artisan Partners Asset Management Inc., Class A	705,000	19,402
Hilltop Holdings Inc.	900,000	19,143
Luther Burbank Corp.	1,750,000	19,058
PRA Group, Inc.[1]	670,000	18,854
TISCO Financial Group PCL, foreign registered	5,947,900	18,134
Nova Ljubljanska banka dd (GDR)	1,253,700	16,537
Greenhill & Co., Inc.[3]	1,169,700	15,896
Hiscox Ltd.	735,500	15,804
Flow Traders NV, non-registered shares	484,026	14,134
First Hawaiian, Inc.	456,500	11,810
Cowen Inc., Class A1	640,000	11,002
Bank of Ireland Group PLC	1,401,627	7,277
Shriram Transport Finance Co. Ltd.	343,947	5,384
PT Bank Tabungan Pensiunan Nasional Syariah Tbk[1]	17,250,600	4,213
Synovus Financial Corp.	105,500	3,693
IIFL Wealth Management Ltd.[1,4,5]	52,000	1,054
IIFL Finance Ltd.	364,006	750
IIFL Securities Ltd.[1,4,5]	364,006	311
Avanza Bank Holding AB	33,530	256
		4,058,764
Consumer staples 4.16%
Emmi AG3	311,300	291,146
Raia Drogasil SA, ordinary nominative	7,661,392	151,833
a2 Milk Co., Ltd.[1,2]	10,678,000	103,826
Varun Beverages Ltd.	6,785,288	93,069
SMALLCAP World Fund — Page 11 of 24

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Lion Corp.	4,761,000	$ 88,627
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	12,939,976	80,692
Simply Good Foods Co., Class A1	2,788,000	67,135
Dis-Chem Pharmacies Ltd.[2]	36,679,199	65,780
Chongqing Fuling Zhacai Group Co., Ltd., Class A	13,650,203	60,616
Fresh Del Monte Produce Inc.	2,158,700	58,177
COSMOS Pharmaceutical Corp.[2]	314,953	53,429
Grocery Outlet Holding Corp.[1]	1,548,200	50,905
Treasury Wine Estates Ltd.	4,840,000	50,697
GRUMA, SAB de CV, Series B	5,353,120	50,241
TCI Co., Ltd.	3,485,707	47,921
Milbon Co., Ltd.	982,500	47,569
Davide Campari-Milano SpA	4,200,000	41,144
CCL Products (India) Ltd.[3]	10,642,173	39,252
Primo Water Corp.[1,3]	3,123,557	38,420
AAK AB	1,641,900	31,119
Bakkafrost P/F	517,500	28,877
Century Pacific Food, Inc.	94,597,400	27,732
C&C Group PLC	5,944,081	26,428
Masan Group Corp.[1]	6,993,490	24,907
Glanbia PLC	1,500,000	24,391
BGFretail Co., Ltd.	131,000	23,939
Kernel Holding SA	1,642,578	21,249
Emperador Inc.[1]	135,870,000	20,261
Osotspa PCL, foreign registered	16,660,000	18,878
PT Nippon Indosari Corpindo Tbk	173,735,100	15,741
United Spirits Ltd.[1]	1,780,114	15,085
PriceSmart, Inc.	260,000	13,291
Beyond Meat, Inc.[1,2]	73,395	11,793
PZ Cussons PLC	4,096,400	11,133
Avon Products, Inc.[1]	2,625,000	10,185
Pola Orbis Holdings Inc.	359,500	10,037
Prataap Snacks Ltd.	833,187	9,940
Nomad Foods Ltd.[1]	400,000	8,544
Avenue Supermarts Ltd.[1]	417,313	8,451
Bid Corp. Ltd.	330,857	7,211
S Foods Inc.	149,300	5,068
Colgate-Palmolive Ltd.	267,378	4,368
R.E.A. Holdings PLC[1,3]	2,162,000	3,665
Hotel Chocolat Group PLC	25,000	107
		1,862,879
Materials 3.62%
Allegheny Technologies Inc.[1,3]	9,151,320	230,613
Loma Negra Compania Industrial Argentina SA (ADR)[1,3]	8,433,698	98,674
Stella-Jones Inc.	2,399,184	86,584
Valvoline Inc.	4,151,382	81,076
Lundin Mining Corp.	14,079,000	77,515
Sirius Minerals PLC[1,2,3]	373,165,493	69,758
Royal Gold, Inc.	638,000	65,389
Taiyo Nippon Sanso Corp.	2,945,700	62,512
UPL Ltd.	4,561,219	61,945
Chr. Hansen Holding A/S	622,000	58,408
CCL Industries Inc., Class B, nonvoting shares	1,008,100	49,437
ACC Ltd.	2,120,000	47,977
SMALLCAP World Fund — Page 12 of 24

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Cleveland-Cliffs Inc.[2]	4,400,000	$ 46,948
Hudbay Minerals Inc.	6,602,000	35,744
Navin Fluorine International Ltd.[3]	3,202,000	32,796
Ingevity Corp.[1]	286,108	30,090
SIG Combibloc Group AG	2,600,000	29,883
Gulf Oil Lubricants India Ltd.	2,283,624	28,455
Vidrala, SA, non-registered shares	289,943	27,299
LANXESS AG	453,040	26,922
JCU Corp.[3]	1,454,100	26,664
Boral Ltd.	6,965,000	25,036
Symrise AG	227,500	21,896
Alcoa Corp.[1]	910,000	21,303
Croda International PLC	303,595	19,740
Labrador Iron Ore Royalty Corp.[2]	681,000	18,211
Arkema SA	182,500	16,971
Aarti Industries Ltd.	643,800	16,583
Indorama Ventures PCL, foreign registered	10,114,000	15,500
James Hardie Industries PLC (CDI)	1,075,000	14,113
Steel Dynamics, Inc.	443,700	13,400
PI Industries Ltd.	751,277	12,768
Ramco Cements Ltd.	1,121,288	12,735
Mayur Uniquoters Ltd.[3]	3,192,777	12,648
Nevada Copper Corp.[1,3]	47,090,000	11,866
Vinati Organics Ltd.	360,491	11,112
Kansai Paint Co., Ltd.	514,300	10,776
Wienerberger AG	425,700	10,504
China BlueChemical Ltd., Class H	37,000,000	10,089
Excelsior Mining Corp.[1,2,3]	12,868,000	8,942
Aluflexpack AG1	370,000	8,528
Scapa Group PLC	3,409,090	8,027
Ardagh Group SA, Class A	450,000	7,875
Gerdau SA (ADR)[2]	2,011,500	7,825
CPMC Holdings Ltd.[2]	19,764,000	7,691
Venator Materials PLC[1]	1,450,000	7,670
Sandstorm Gold Ltd.[1]	1,361,300	7,542
Tokai Carbon Co., Ltd.[2]	672,000	7,006
		1,621,046
Communication services 3.09%
Iridium Communications Inc.[1,3]	6,801,932	158,213
Iridium Communications Inc.[1,3,7]	636,132	14,796
HUYA, Inc. (ADR)[1]	4,659,100	115,126
Vonage Holdings Corp.[1]	9,036,300	102,381
Bandwidth Inc., Class A1	1,324,102	99,334
Entertainment One Ltd.	19,203,000	96,816
Altice Europe NV, Class A1,2	24,082,438	86,507
Nexstar Media Group, Inc.	825,000	83,325
YY Inc., Class A (ADR)[1]	1,027,000	71,572
Yandex NV, Class A1	1,530,000	58,140
Megacable Holdings, SAB de CV, ordinary participation certificates	12,787,000	54,322
World Wrestling Entertainment, Inc., Class A	672,000	48,525
Cogent Communications Holdings, Inc.	565,000	33,538
Entercom Communications Corp., Class A2	5,719,048	33,170
Cable One, Inc.	25,321	29,651
New York Times Co., Class A	776,700	25,336
SMALLCAP World Fund — Page 13 of 24

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Lions Gate Entertainment Corp., Class A2	1,060,436	$ 12,991
Lions Gate Entertainment Corp., Class B	1,020,000	11,842
Zillow Group, Inc., Class C, nonvoting shares[1]	525,000	24,355
VGI Global Media PCL, foreign registered	81,538,000	23,929
Daily Mail and General Trust PLC, Class A, nonvoting shares	2,166,000	21,483
Yelp Inc.[1]	585,000	19,995
CarGurus, Inc., Class A1	520,000	18,777
Elang Mahkota Teknologi Tbk PT	34,046,200	18,556
Kamakura Shinsho, Ltd.[2]	1,373,000	17,867
THQ Nordic AB, Class B1	664,000	17,218
ProSiebenSat.1 Media SE	990,000	15,552
GCI Liberty, Inc., Class A1	232,600	14,296
Euskaltel, SA, non-registered shares	1,330,000	12,326
Care.com, Inc.[1]	983,850	10,803
IMAX China Holding, Inc.	4,063,700	9,957
Modern Times Group MTG AB, Class B1	686,008	7,683
Nordic Entertainment Group AB, Class B	297,153	6,976
Gogo Inc.[1,2]	1,205,000	4,796
Zegona Communications PLC	3,300,304	4,275
Eros International PLC, Class A1,2	204,484	276
		1,384,705
Energy 1.97%
Diamondback Energy, Inc.	947,000	103,195
Cactus, Inc., Class A1	2,670,399	88,444
Saipem SpA, Class S1	16,085,000	80,020
WorleyParsons Ltd.	5,701,172	58,877
Magnolia Oil & Gas Corp., Class A1,7	4,000,000	46,320
Petronet LNG Ltd.	12,920,000	45,876
Centennial Resource Development, Inc., Class A1	5,980,433	45,391
Concho Resources Inc.	407,500	42,046
SM Energy Co.	3,246,000	40,640
Nine Energy Service, Inc.[1,2,3]	2,282,593	39,557
Rattler Midstream LP1	1,861,667	36,098
Parsley Energy, Inc., Class A1	1,707,200	32,454
Whitecap Resources Inc.[2]	9,950,400	32,293
Keyera Corp.[2]	952,400	24,509
Venture Global LNG, Inc., Series C1,4,5,6,7	4,240	22,048
New Fortress Energy LLC, Class A1	1,619,902	18,969
Equitrans Midstream Corp.	900,400	17,747
Solaris Oilfield Infrastructure, Inc., Class A	1,175,000	17,601
Altus Midstream Co., Class A1	4,639,150	17,258
Tellurian Inc.[1,2]	2,000,000	15,700
NuVista Energy Ltd.[1]	5,965,000	11,888
Savannah Petroleum PLC[1,3]	45,316,179	10,042
Oil & Gas Development Co. Ltd.	11,757,849	9,678
Cosan Ltd., Class A1	569,000	7,602
China Oilfield Services Ltd., Class H	5,156,000	5,102
Peyto Exploration & Development Corp.[2]	1,457,000	4,361
PetroTal Corp.[1]	15,990,500	3,907
Extraction Oil & Gas, Inc.[1,2]	410,000	1,775
Victoria Oil & Gas PLC[1]	5,212,258	846
Lekoil Ltd. (CDI)[1]	15,298,371	729
		880,973
SMALLCAP World Fund — Page 14 of 24

unaudited
Common stocks (continued) Real estate 1.70%	Shares	Value (000)
WHA Corp. PCL[3]	780,534,200	$ 120,640
Embassy Office Parks REIT[1,4,7]	17,734,800	91,430
Embassy Office Parks REIT[1]	4,490,400	23,866
MGM Growth Properties LLC REIT, Class A	2,740,000	83,981
Relo Group, Inc.	2,328,500	58,593
Redwood Trust, Inc. REIT	2,562,000	42,350
KKR Real Estate Finance Trust Inc. REIT	2,118,600	42,203
Altus Group Ltd.	1,643,200	40,241
DoubleDragon Properties Corp.[1]	83,289,100	39,828
Gaming and Leisure Properties, Inc. REIT	800,000	31,184
Metrovacesa, SA, non-registered shares	2,613,000	28,167
Hibernia REIT PLC	16,260,000	26,809
OUTFRONT Media Inc. REIT	860,153	22,183
Two Harbors Investment Corp. REIT	1,746,211	22,124
K. Wah International Holdings Ltd.	30,270,028	17,670
Cousins Properties Inc. REIT	475,532	17,200
Foxtons Group PLC[1,3]	17,881,785	12,036
São Carlos Empreendimentos e Participações S.A	1,265,500	10,543
BR Malls Participacoes SA, ordinary nominative	2,173,500	8,111
China Overseas Property Holdings Ltd.	14,969,000	7,799
Instone Real Estate Group AG, non-registered shares[1]	237,771	5,342
Soundwill Holdings Ltd.	3,288,000	4,504
Morguard Corp.	23,400	3,347
		760,151
Utilities 0.16%
ENN Energy Holdings Ltd.	3,825,000	37,213
Neoenergia SA1	8,857,800	36,101
Mytrah Energy Ltd.[1,3,4,5]	10,418,000	132
		73,446
Total common stocks (cost: $28,026,182,000)		40,916,945
Preferred securities 0.52% Industrials 0.19%
Azul SA, preference shares (ADR)[1]	2,284,540	76,395
Azul SA, preference shares[1]	771,000	8,692
		85,087
Health care 0.18%
Sartorius AG, nonvoting preferred, non-registered shares	395,000	80,983
Consumer discretionary 0.15%
Made.com Design Ltd., Series C-4, preferred shares[1,4,5,6]	2,067,967	42,203
Coursera, Inc., Series E, 8.00% noncumulative preferred shares[1,4,5,6]	2,083,333	25,000
		67,203
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%, preferred shares[3]	96,000	84
Total preferred securities (cost: $127,653,000)		233,357
SMALLCAP World Fund — Page 15 of 24

unaudited
Rights & warrants 0.01% Industrials 0.01%	Shares	Value (000)
Hertz Global Holdings Inc., rights, expire 2019[1]	671,857	$ 1,310
Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 2033[1,4,5,6]	1,163,990	968
Communication services 0.00%
VGI Global Media PCL FR W2, warrants, expire 2022[1]	16,307,600	479
Total rights & warrants (cost: $0)		2,757
Convertible stocks 0.17% Communication services 0.07%
Nextdoor Inc., Series H4,5	1,512,513	30,833
Health care 0.05%
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred[4,5,6]	3,044,139	24,049
Information technology 0.05%
RealSelf, Inc., Series C, convertible preferred[3,4,5,6]	3,468,862	21,854
Total convertible stocks (cost: $89,833,000)		76,736
Convertible bonds 0.05% Consumer discretionary 0.03%	Principal amount (000)
Caesars Entertainment Corp., convertible notes, 5.00% 2024	$ 6,954	11,920
Energy 0.02%
Weatherford International PLC, convertible notes, 5.875% 2021	20,000	10,350
Total convertible bonds (cost: $24,641,000)		22,270
Bonds, notes & other debt instruments 0.04% Corporate bonds & notes 0.04% Energy 0.04%
Weatherford International LLC 6.80% 2037	2,000	1,050
Weatherford International PLC 5.125% 2020	2,776	1,429
Weatherford International PLC 4.50% 2022	6,224	3,190
Weatherford International PLC 9.875% 2025	9,000	4,725
Weatherford International PLC 6.50% 2036	1,000	520
Weatherford International PLC 6.75% 2040	6,000	3,090
Weatherford International PLC 5.95% 2042	8,000	4,100
		18,104
Total corporate bonds & notes		18,104
Total bonds, notes & other debt instruments (cost: $17,847,000)		18,104
SMALLCAP World Fund — Page 16 of 24

unaudited
Short-term securities 8.81% Money market investments 8.81%	Shares	Value (000)
Capital Group Central Cash Fund	35,802,533	$ 3,579,895
Goldman Sachs Financial Square Government Fund[8]	130,000,000	130,000
Blackrock FedFund[8]	109,776,871	109,777
Morgan Stanley Institutional Liquidity Funds - Government Portfolio[8]	90,000,000	90,000
Invesco - Short-term Investments Trust - Government & Agency Portfolio[8]	30,737,148	30,737
Fidelity Institutional Money Market Funds - Government Portfolio[8]	5,000,000	5,000
		3,945,409
Total short-term securities (cost: $3,945,405,000)		3,945,409
Total investment securities 100.93% (cost: $32,231,561,000)		45,215,578
Other assets less liabilities (0.93)%		(415,545)
Net assets 100.00%		$44,800,033
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Common stocks 19.93%
Information technology 4.62%
Network International Holdings PLC[1]	—	32,860,589	—	32,860,589	$ —	$ 47,748	$ —	$ 247,467
SimCorp AS	1,401,470	689,181	—	2,090,651	—	20,981	1,843	202,245
Yext, Inc.[1]	7,625,428	1,970,846	935,000	8,661,274	5,813	(32,816)	—	174,005
Jenoptik AG	1,295,000	3,175,200	—	4,470,200	—	(9,193)	1,766	144,613
Netcompany Group AS, non-registered shares[1]	2,631,826	943,087	—	3,574,913	—	16,156	—	143,995
Alarm.Com Holdings, Inc.[1]	3,249,000	—	728,300	2,520,700	16,219	(20,830)	—	134,857
Net One Systems Co., Ltd.	—	4,459,058	—	4,459,058	—	27,525	746	122,628
Bottomline Technologies, Inc.[1]	2,808,000	40,000	200,000	2,648,000	(1,332)	(78,656)	—	117,148
SUNeVision Holdings Ltd.[2]	101,554,000	26,660,000	—	128,214,000	—	21,541	1,955	111,609
Acacia Communications, Inc.[1]	2,585,240	—	286,240	2,299,000	(1,682)	15,723	—	108,421
CANCOM SE, non-registered shares	850,000	1,078,860	—	1,928,860	—	14,352	1,096	102,471
Douzone Bizon Co., Ltd.	1,636,408	206,000	—	1,842,408	—	5	657	99,249
Carel Industries SpA	7,370,849	450,000	—	7,820,849	—	5,748	889	95,156
Bravura Solutions Ltd.	17,125,000	2,000,000	—	19,125,000	—	2,616	642	65,254
eMemory Technology Inc.	5,992,000	—	1,967,666	4,024,334	(6,357)	15,275	—	49,107
Megaport Ltd.[1,9]	7,476,000	4,074,378	1,029,200	10,521,178	—	19,685	—	48,233
Endurance International Group Holdings, Inc.[1]	6,992,277	2,715,122	—	9,707,399	—	(37,055)	—	46,596
Faraday Technology Corp.[10]	9,733,000	5,637,000	—	15,370,000	—	(512)	—	23,902
Accesso Technology Group PLC[1,2]	—	2,185,500	—	2,185,500	—	(4,639)	—	19,151
Humanica PCL	34,600,000	16,240,900	—	50,840,900	—	(3,790)	95	13,097
SPS Commerce, Inc.[1,9]	1,159,000	—	1,159,000	—	35,919	(47,452)	—	—
Datalex PLC[9]	6,106,000	—	6,106,000	—	(23,529)	10,562	—	—
Inphi Corp.[1,9]	2,532,699	428,000	1,258,335	1,702,364	22,759	2,525	—	—
SMALLCAP World Fund — Page 17 of 24

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
MACOM Technology Solutions Holdings, Inc.[1,9]	925,000	4,079,100	2,693,000	2,311,100	$ (4,080)	$ 3,160	$ —	$ —
Talend SA (ADR)[1,9]	2,216,455	216,800	2,351,755	81,500	12,842	(91,578)	—	—
								2,069,204
Health care 4.95%
Insulet Corp.[1]	3,633,423	1,108,896	46,300	4,696,019	395	89,993	—	560,611
GW Pharmaceuticals PLC (ADR)[1]	2,250,346	162,634	—	2,412,980	—	1,860	—	415,974
CONMED Corp.	1,920,000	469,300	130,838	2,258,462	(939)	13,631	1,219	193,257
Allakos Inc.[1,2]	1,124,660	2,325,199	—	3,449,859	—	65,691	—	149,482
Allakos Inc.[1,7,9]	2,018,188	—	2,018,188	—	—	(61,718)	—	—
iRhythm Technologies, Inc.[1]	1,571,200	34,000	148,750	1,456,450	6,510	(31,414)	—	115,176
Natera, Inc.[1]	3,215,580	1,111,369	500,000	3,826,949	198	7,741	—	105,547
Nakanishi Inc.	4,312,700	1,020,000	—	5,332,700	—	(11,964)	1,400	97,884
Cortexyme, Inc.[1,4,7]	—	1,560,515	—	1,560,515	—	47,357	—	62,357
Cortexyme, Inc.[1,2]	—	512,157	—	512,157	—	12,378	—	21,772
Osstem Implant Co., Ltd.[1]	1,142,821	—	—	1,142,821	—	24,113	—	74,133
CellaVision AB, non-registered shares	1,908,123	—	543,000	1,365,123	6,055	(1,160)	233	46,822
Cansino Biologics Inc., Class H1,4,9	—	16,705,200	6,334,400	10,370,800	—	9,143	—	44,209
Metropolis Healthcare Ltd.[1]	—	2,809,350	—	2,809,350	—	2,945	—	39,531
Revenio Group OYJ, non-registered shares[10]	803,464	910,356	—	1,713,820	—	7,653	417	38,976
Cellectis SA (ADR)[1,10]	875,000	365,592	—	1,240,592	—	(13,831)	—	19,353
Cellectis SA, non-registered shares[1,2,10]	784,492	339,781	—	1,124,273	—	(11,604)	—	17,310
Diplomat Pharmacy, Inc.[1]	5,930,624	397,836	373,004	5,955,456	(5,347)	(72,961)	—	36,269
Corindus Vascular Robotics, Inc.[1,4,6,7]	—	10,872,716	—	10,872,716	—	16,105	—	31,105
Flexion Therapeutics, Inc.[1,2]	3,002,700	158,000	650,000	2,510,700	(5,092)	(11,896)	—	30,882
Adaptimmune Therapeutics PLC (ADR)[1]	7,186,700	233,000	—	7,419,700	—	(68,496)	—	29,827
NuCana PLC (ADR)[1,2]	2,542,628	—	—	2,542,628	—	(36,970)	—	26,392
Xenon Pharmaceuticals Inc.[1]	1,900,900	118,326	—	2,019,226	—	(6,157)	—	19,910
WIN-Partners Co., Ltd.	—	1,817,600	—	1,817,600	—	(475)	—	19,337
Neuronetics, Inc.[1,10]	474,644	969,656	—	1,444,300	—	(16,981)	—	18,068
Neovasc Inc.[1]	1,346,592	3,595,454	252,554	4,689,492	(26,069)	1,202	—	2,264
Neovasc Inc. (CAD denominated)[1]	62,946	—	62,946	—	—	21,860	—	—
CryoLife, Inc.[1,9]	2,157,251	679,600	1,710,947	1,125,904	12,480	(23,476)	—	—
Evolent Health, Inc., Class A1,9	4,505,000	—	4,505,000	—	(8,465)	(65,873)	—	—
Fleury SA, ordinary nominative[9]	16,147,000	1,171,000	3,625,000	13,693,000	(6,702)	11,095	3,033	—
Glaukos Corp.[1,9]	2,820,000	—	1,669,678	1,150,322	60,192	(40,726)	—	—
Molina Healthcare, Inc.[1,9]	4,022,587	—	1,180,590	2,841,997	97,929	(129,086)	—	—
Pacific Biosciences of California, Inc.[1,9]	8,843,303	—	8,843,303	—	39,261	(21,939)	—	—
								2,216,448
SMALLCAP World Fund — Page 18 of 24

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Consumer discretionary 3.28%
Takeaway.com NV1	1,622,100	1,717,500	200,000	3,139,600	$ —	$ 93,129	$ —	$ 294,171
Strategic Education, Inc.	1,068,970	222,750	60,625	1,231,095	4,292	52,236	1,826	219,135
Evolution Gaming Group AB	2,652,021	10,235,349	2,129,000	10,758,370	41,359	35,943	3,786	212,940
TopBuild Corp.[1]	1,682,000	101,600	—	1,783,600	—	45,691	—	147,611
Domino’s Pizza Group PLC	22,017,815	5,290,000	—	27,307,815	—	(1,282)	1,965	96,409
Luckin Coffee Inc., Class A (ADR)[1,2]	—	4,534,084	—	4,534,084	—	(1,744)	—	88,369
Garrett Motion Inc.[1]	—	4,344,700	—	4,344,700	—	8,198	—	66,691
zooplus AG, non-registered shares[1,2]	560,634	157,642	293,158	425,118	4,733	(28,323)	—	57,912
Party City Holdco Inc.[1]	—	7,489,459	—	7,489,459	—	(20,470)	—	54,898
Delta Corp. Ltd.	21,407,238	—	2,864,133	18,543,105	(8,409)	151	181	45,936
Shop Apotheke Europe NV, non-registered shares[1,2]	572,857	232,000	—	804,857	—	(6,791)	—	31,483
Del Taco Restaurants, Inc.[1]	—	2,277,176	—	2,277,176	—	3,452	—	29,193
MIPS AB	1,396,751	—	—	1,396,751	—	10,726	362	27,856
Lands’ End, Inc.[1,2]	2,061,232	113,768	—	2,175,000	—	(11,270)	—	26,579
Hoteles City Express, SAB de CV1	—	24,121,157	—	24,121,157	—	(1,603)	—	25,939
Hostelworld Group PLC	7,645,662	—	—	7,645,662	—	(4,840)	770	17,283
Beazer Homes USA, Inc.[1,10]	1,659,813	—	—	1,659,813	—	(1,477)	—	15,951
Tile Shop Holdings, Inc.	3,158,000	—	—	3,158,000	—	(9,948)	474	12,632
BNN Technology PLC[1,4,5]	19,007,000	—	—	19,007,000	—	(7,717)	—	1,052
At Home Group Inc.[1,9]	3,878,873	715,000	4,101,315	492,558	(64,331)	(36,637)	—	—
Maisons du Monde SA4,9	2,374,914	—	2,374,914	—	(35,684)	16,486	—	—
Nien Made Enterprise Co., Ltd.[9]	13,493,000	1,722,000	8,460,000	6,755,000	(27,448)	17,919	—	—
Quotient Technology Inc.[1,9]	5,311,667	—	4,311,667	1,000,000	(12,295)	(17,122)	—	—
Seria Co., Ltd.[9]	4,138,791	88,100	4,079,700	147,191	(15,659)	(8,543)	842	—
MakeMyTrip Ltd., non-registered shares[1,9]	3,684,051	143,601	1,943,929	1,883,723	(15,213)	6,467	—	—
Sleep Country Canada Holdings Inc.[9]	3,011,968	—	3,011,968	—	6,809	(23,564)	289	—
Tailored Brands, Inc.[2,9]	3,981,850	—	3,981,850	—	(33,057)	(24,803)	976	—
Taiwan Paiho Ltd.[9]	20,561,000	—	20,561,000	—	(16,803)	13,111	—	—
								1,472,040
Industrials 3.19%
IMCD NV	1,507,000	1,144,856	—	2,651,856	—	31,705	1,860	243,043
BELIMO Holding AG	23,830	7,198	—	31,028	—	38,548	2,616	190,707
VARTA AG, non-registered shares[1]	2,157,755	1,169,013	395,000	2,931,768	6,601	77,767	—	182,021
Rexnord Corp.[1]	5,005,000	603,000	—	5,608,000	—	324	—	169,474
Bravida Holding AB	16,173,198	—	—	16,173,198	—	10,675	3,398	143,338
TechnoPro Holdings, Inc.	1,523,500	350,100	—	1,873,600	—	(14,471)	1,953	99,402
Continental Building Products, Inc.[1]	3,080,700	—	300,000	2,780,700	3,893	(35,900)	—	73,883
Coor Service Management Holding AB	4,502,788	1,375,842	—	5,878,630	—	8,336	2,455	54,316
Barrett Business Services, Inc.	580,000	300,000	290,000	590,000	421	4,443	427	48,734
Tsubaki Nakashima Co., Ltd.[2]	2,821,800	892,500	794,200	2,920,100	(3,689)	(10,988)	2,118	47,750
Avon Rubber PLC	2,248,000	233,863	—	2,481,863	—	1,316	321	42,991
SMALLCAP World Fund — Page 19 of 24

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Trust Tech Inc.	622,000	2,254,200	—	2,876,200	$ —	$ (7,701)	$ 837	$ 40,816
Instalco AB	2,934,000	897,789	—	3,831,789	—	5,278	598	36,023
Greaves Cotton Ltd.	15,200,000	1,000,000	—	16,200,000	—	4,561	915	34,100
Alfen NV1,2	1,275,000	—	—	1,275,000	—	(4,703)	—	14,556
J. Kumar Infraprojects Ltd.	4,450,500	—	—	4,450,500	—	(2,085)	—	10,390
Advanced Disposal Services, Inc.[1,9]	4,710,502	75,000	4,590,502	195,000	40,263	(16,479)	—	—
Fluence Corp. Ltd.[1,9]	14,826,347	14,290,437	29,116,784	—	(6,545)	5,440	—	—
KeyW Holding Corp.[1,9]	2,536,400	—	2,536,400	—	(3,120)	7,757	—	—
King Slide Works Co., Ltd.[9]	7,190,765	—	5,373,765	1,817,000	(7,651)	(9,512)	—	—
Kratos Defense & Security Solutions, Inc.[1,9]	8,262,000	—	5,812,200	2,449,800	23,837	(2,777)	—	—
R.R. Donnelley & Sons Co.[9]	5,631,489	—	5,631,489	—	(27,190)	19,168	365	—
va-Q-tec AG1,4,9	781,221	—	781,221	—	(6,779)	5,709	—	—
XP Power Ltd.[9]	1,295,000	—	780,000	515,000	303	(14,156)	615	—
								1,431,544
Financials 1.16%
Cannae Holdings, Inc.[1]	4,895,000	242,578	—	5,137,578	—	41,429	—	148,887
NMI Holdings, Inc.[1]	5,036,127	—	959,935	4,076,192	8,767	16,944	—	115,723
Bharat Financial Inclusion Ltd.[1]	2,410,000	5,914,779	—	8,324,779	—	(5,823)	—	107,642
Trupanion, Inc.[1,2]	2,640,200	48,894	—	2,689,094	—	1,392	—	97,157
HUB24 Ltd.	4,298,000	79,158	—	4,377,158	—	(3,716)	62	36,507
Greenhill & Co., Inc.	1,169,700	—	—	1,169,700	—	(14,925)	175	15,896
CenterState Bank Corp.[9]	6,069,250	323,800	3,160,317	3,232,733	(14,788)	(17,449)	1,157	—
GoldMoney Inc.[1,9]	4,931,100	—	4,931,100	—	(8,762)	5,361	—	—
M&A Capital Partners Co., Ltd.[1,9]	1,133,400	—	1,133,400	—	(11,967)	(13,439)	—	—
Third Point Reinsurance Ltd.[1,9]	6,147,821	—	6,147,821	—	(12,376)	(2,179)	—	—
								521,812
Consumer staples 0.83%
Emmi AG	311,300	—	—	311,300	—	58,797	2,794	291,146
CCL Products (India) Ltd.	10,642,173	—	—	10,642,173	—	2,337	269	39,252
Primo Water Corp.[1]	—	3,123,557	—	3,123,557	—	(6,783)	—	38,420
R.E.A. Holdings PLC[1]	2,162,000	—	—	2,162,000	—	(4,338)	—	3,665
Ariake Japan Co., Ltd.[9]	1,754,000	74,200	1,828,200	—	12,831	(79,136)	—	—
Simply Good Foods Co., Class A1,9	4,420,000	—	1,632,000	2,788,000	17,720	249	—	—
								372,483
Materials 1.10%
Allegheny Technologies Inc.[1]	6,615,300	4,146,720	1,610,700	9,151,320	(5,176)	(22,227)	—	230,613
Loma Negra Compania Industrial Argentina SA (ADR)[1,10]	577,695	7,856,003	—	8,433,698	—	909	—	98,674
Sirius Minerals PLC[1,2]	247,367,560	212,205,000	86,407,067	373,165,493	984	(38,742)	—	69,758
Navin Fluorine International Ltd.	3,202,000	—	—	3,202,000	—	2,309	352	32,796
JCU Corp.	—	1,454,100	—	1,454,100	—	(64)	—	26,664
Mayur Uniquoters Ltd.	3,660,000	—	467,223	3,192,777	(1,800)	(1,987)	128	12,648
Nevada Copper Corp.[1]	48,480,000	20,890,000	22,280,000	47,090,000	(3,803)	(4,057)	—	11,866
Excelsior Mining Corp.[1,2]	12,868,000	—	—	12,868,000	—	(323)	—	8,942
Bacanora Lithium PLC[1,9]	8,573,925	—	8,573,925	—	(6,963)	5,687	—	—
BlueJay Mining PLC[1,9]	45,009,091	—	45,009,091	—	(3,172)	1,294	—	—
SMALLCAP World Fund — Page 20 of 24

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Danakali Ltd.[1,9]	16,700,000	—	16,700,000	—	$ (496)	$ (2,688)	$ —	$ —
Hummingbird Resources PLC[1,9]	27,459,300	—	27,459,300	—	(2,676)	(97)	—	—
Kenmare Resources PLC[1,9]	7,124,863	—	7,124,863	—	(31,730)	26,914	—	—
Scapa Group PLC[9]	12,183,326	170,000	8,944,236	3,409,090	(18,625)	(24,779)	—	—
								491,961
Communication services 0.39%
Iridium Communications Inc.[1]	7,666,388	161,544	1,026,000	6,801,932	16,718	(6,709)	—	158,213
Iridium Communications Inc.[1,7]	636,132	—	—	636,132	—	483	—	14,796
Care.com, Inc.[1,9]	1,642,963	900,037	1,559,150	983,850	(8,823)	(11,366)	—	—
Entertainment One Ltd.[9]	21,220,339	2,982,661	5,000,000	19,203,000	3,236	(10,509)	—	—
Zegona Communications PLC[9]	7,911,786	980,781	5,592,263	3,300,304	(4,765)	4,292	158	—
								173,009
Energy 0.11%
Nine Energy Service, Inc.[1,2]	1,504,000	778,593	—	2,282,593	—	(26,546)	—	39,557
Savannah Petroleum PLC[1]	65,357,000	—	20,040,821	45,316,179	(6,466)	(3,913)	—	10,042
BNK Petroleum Inc.[1,9]	12,804,914	—	12,804,914	—	(15,654)	13,635	—	—
Independence Contract Drilling, Inc.[1,9]	2,908,057	—	2,908,057	—	(1,250)	(4,134)	—	—
Lekoil Ltd. (CDI)[1,9]	42,922,391	—	27,624,020	15,298,371	(16,700)	9,979	—	—
PetroTal Corp.[1,9]	34,775,000	—	18,784,500	15,990,500	15	(658)	—	—
Providence Resources PLC[1,9]	35,235,000	—	35,235,000	—	102	(2,183)	—	—
San Leon Energy PLC[1,9]	32,348,000	—	32,348,000	—	(17,713)	21,025	—	—
								49,599
Real estate 0.30%
WHA Corp. PCL	1,106,071,920	—	325,537,720	780,534,200	11,757	2,546	2,045	120,640
Foxtons Group PLC[1]	17,881,785	—	—	17,881,785	—	(364)	—	12,036
MGM Growth Properties LLC REIT, Class A9	4,017,887	—	1,277,887	2,740,000	1,910	856	1,952	—
Purplebricks Group PLC[1,9]	17,905,676	—	17,905,676	—	(9,102)	2,927	—	—
								132,676
Utilities 0.00%
Mytrah Energy Ltd.[1,4,5]	10,418,000	—	—	10,418,000	—	(5,093)	—	132
Total common stocks								8,930,908
Preferred securities 0.00%
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%, preferred shares	96,000	—	—	96,000	—	(48)	6	84
Rights & warrants 0.00%
Health care 0.00%
Neovasc Inc., Class A, warrants, expire 2022[1]	28,290	—	28,290	—	—	—	—	—
Energy 0.00%
Savannah Petroleum PLC, warrants, expire 2019[1,9]	21,698,000	—	21,698,000	—	—	(523)	—	—
Total rights & warrants								—
Convertible stocks 0.05%
Information technology 0.05%
RealSelf, Inc., Series C, convertible preferred[4,5,6]	3,468,862	—	—	3,468,862	—	2,394	—	21,854
SMALLCAP World Fund — Page 21 of 24

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Health care 0.00%
Cortexyme, Inc., Series B, 8.00% noncumulative convertible preferred[4,9]	4,244,602	—	4,244,602	—	$ —	$ —	$ —	$ —
Total convertible stocks								21,854
Total 19.98%					$(53,151)	$(290,288)	$55,038	$8,952,846
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $1,003,871,000, which represented 2.24% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $432,019,000, which represented .96% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $272,221,000, which represented .61% of the net assets of the fund.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Unaffiliated issuer at 6/30/2019.
[10]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2018; it was not publicly disclosed.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Agilon Health TopCo, Inc.	1/4/2019	$ 44,817	$ 44,817.10%
Made.com Design Ltd., Series C-4, preferred shares	3/2/2018	41,328	42,203.10
Corindus Vascular Robotics, Inc.	2/26/2019	15,000	31,105.07
Coursera, Inc., Series E, 8.00% noncumulative preferred shares	4/23/2019	25,000	25,000.06
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred	5/6/2014-7/23/2014	40,000	24,049.05
Acerta Pharma BV	5/7/2014	11,250	23,310.05
Venture Global LNG, Inc., Series C	5/1/2015	12,720	22,048.05
RealSelf, Inc., Series C, convertible preferred	4/18/2018	19,000	21,854.05
Foursquare Labs, Inc., Series A	6/25/2019	20,000	5,897.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	968.00
Total private placement securities		$229,115	$241,251.54%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
SMALLCAP World Fund — Page 22 of 24

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of June 30, 2019, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $64,320,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.
SMALLCAP World Fund — Page 23 of 24

unaudited
Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 9,231,749	$ —	$ 5,897	$ 9,237,646
Health care	7,412,486	93,462	68,127	7,574,075
Consumer discretionary	6,875,817	3,599	1,052	6,880,468
Industrials	6,582,792	—	—	6,582,792
Financials	4,057,399	—	1,365	4,058,764
Consumer staples	1,862,879	—	—	1,862,879
Materials	1,621,046	—	—	1,621,046
Communication services	1,384,705	—	—	1,384,705
Energy	858,925	—	22,048	880,973
Real estate	668,721	91,430	—	760,151
Utilities	73,314	—	132	73,446
Preferred securities	166,154	—	67,203	233,357
Rights & warrants	1,789	—	968	2,757
Convertible stocks	—	—	76,736	76,736
Convertible bonds	—	22,270	—	22,270
Bonds, notes & other debt instruments	—	18,104	—	18,104
Short-term securities	3,945,409	—	—	3,945,409
Total	$44,743,185	$228,865	$243,528	$45,215,578
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
ISK = Icelandic kronor
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-035-0819O-S73140	SMALLCAP World Fund — Page 24 of 24